TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO
ANNUAL REPORT
YEAR ENDING DECEMBER 31, 2000

Directors
Gary U. Rolle'       Chairman
Dr. James H. Garrity
Peter J. Sodini
Jon C. Strauss

Officers

Gary U. Rolle'              President
William T. Miller          Treasurer and Assistant Secretary
Regina M. Fink            Secretary
Thomas M. Adams      Assistant Secretary

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors

Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

Investment Adviser

Transamerica Investment Management, LLC
1150 South Olive Street
Los Angeles, CA 90015

This report must be accompanied or preceded by a current fund propectus.

[GRAPHIC OMITTED]
MANAGER COMMENTS
December 31, 2000

TRANSAMERICA VIF Growth Portfolio
Portfolio Manager: Jeffrey S. Van Harte
Fund Performance

The year 2000 was disappointing as common stock returns finished in negative territory for the first time since 1990. The Transamerica VIF Growth Portfolio finished the year down -9.69% while the S&P 500 finished with a -9.10% return. Although not by much, 2000 was the first year in nine years that the Growth Portfolio lagged the S&P 500. However, the Portfolio’s long-term investment track record remains stellar. For the 10-year period ended December 31, 2000, the Portfolio returned an average annual rate of 26.96% versus 17.46% for the S&P 500. According to Lipper Analytical Services, Inc., the Portfolio once again had the highest return for the 10-year period, among 176 funds in the “All-Funds” category.

Portfolio Manager Comments

As the year 2000 progressed, it became quite clear that the Federal Reserve’s six straight interest rate increases would ultimately impact the economy. The Fed’s stance combined with a decline in NASDAQ and dot.com stocks was simply too much for the equity markets to bear. By mid-year, weakness in technology spending began to surface in the desktop computer market, eventually spreading to the rest of the technology and telecommunication sectors. In addition, economic weakness in basic industry groups like chemical, steel, and autos also began to emerge.

Although the Growth Portfolio made significant sales in technology stocks this year, it was still impacted by the decline in the NASDAQ. The Portfolio shifted away from its heavy weighting in technology and incrementally added to its position in financial services as well as cable and satellite TV. We believe that cable and satellite TV industries are entering an age in which the availability of new digital services and fast cable modems for the desktop computer will result in opportunities for growth. Comcast and Cox Communications are well positioned in the cable TV industry and Hughes Electronics (General Motors), through its subsidiary, Direct TV, is well positioned in satellite TV.

Portfolio Asset Mix
      Common Stock                      95.2%
      Cash and Cash Equivalents       4.8%

Going Forward

Looking forward, we are optimistic. Valuation levels have come down to more reasonable levels. Significant stimulus in both fiscal and monetary policy should improve economic and market psychology as the new administration moves to cut taxes and the Fed moves to lower interest rates. We also believe our long-term outlook for low inflation and high productivity and growth remains intact. Technological innovation will continue to drive productivity increases and high returns on capital.

Thank you for your continued investment in the Transamerica VIF Growth Portfolio.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN TRANSAMERICA VIF GROWTH PORTFOLIO WITH THE S&P 500 INDEX*

[GRAPHIC OMITTED]

Average Annual Total Return
As of December 31, 2000                  One Year      Three Year           Five Year        Ten Year
-----------------------------------------------------------------------------------------------------
Growth Portfolio                           -9.69%          21.26%              27.26%          26.96%
S&P 500 Index                              -9.10%          12.26%              18.33%          17.46%

Growth Portfolio ($97,097 at 12/31/00)
S&P 500 Index ($48,433 at 12/31/00)
*	Hypothetical illustration of $10,000 invested on December 31, 1989, assuming reinvestment of dividends and capital gains at net asset value through December 31, 2000.

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

The performance of the Growth Portfolio prior to November 1, 1996, is the performance of its predecessor Transamerica Occidental’s Separate Account Fund C recalculated to reflect the current fees and expenses of the Growth Portfolio. If the Investment Adviser had not waived fees, the returns of the Portfolio would have been lower.

See notes to financial statements
GROWTH PORTFOLIO - SCHEDULE OF INVESTMENTS
December 31, 2000
                                                                 Shares              Market Value
                                                                 ------              ------------
COMMON STOCKS-- 95.2%
Banks-- 5.0%
Northern Trust Corporation                                      155,000               $12,642,188
-------------------------------------------------------------------------------------------------
Chemicals-- 0.7%
Symyx Technologiesa                                              50,000                 1,800,000
-------------------------------------------------------------------------------------------------
Commercial Services & Supplies-- 10.3%
First Data Corporation                                          300,000                15,806,250
Sodexho Marriott Services, Inc.                                 475,000                10,509,375
-------------------------------------------------------------------------------------------------
                                                                                       26,315,625
-------------------------------------------------------------------------------------------------
Communications Equipment-- 9.2%
3Com Corporation                                                260,000                 2,210,000
General Motors Corporation, Class Ha                            210,000                 4,830,000
QUALCOMM, Inc.a                                                 150,000                12,328,125
RF Micro Devices, Inc.a                                         150,000                 4,115,625
-------------------------------------------------------------------------------------------------
                                                                                       23,483,750
-------------------------------------------------------------------------------------------------
Computers & Peripherals-- 6.9%
Dell Computer Corporationa                                      250,000                 4,359,375
EMC Corporationa                                                200,000                13,300,000
-------------------------------------------------------------------------------------------------
                                                                                       17,659,375
-------------------------------------------------------------------------------------------------
Containers & Packaging-- 2.7%
Sealed Air Corporationa                                         225,000                 6,862,500
-------------------------------------------------------------------------------------------------
Diversified Financials-- 8.3%
American Express Company                                        150,000                 8,240,625
Charles Schwab Corporation                                      452,107                12,828,536
-------------------------------------------------------------------------------------------------
                                                                                       21,069,161
-------------------------------------------------------------------------------------------------
Diversified Telecommunications Services-- 8.2%
Cox Communications, Inc., Class Aa                              150,000                 6,984,375
Qwest Communications International, Inc.a                       250,000                10,250,000
Vodafone Group PLC ADRb                                         100,000                 3,581,250
-------------------------------------------------------------------------------------------------
                                                                                       20,815,625
-------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments-- 6.4%
Agilent Technologies, Inc.a                                     130,000                 7,117,500
Palm, Inc.a                                                     325,000                 9,201,562
-------------------------------------------------------------------------------------------------
                                                                                       16,319,062
-------------------------------------------------------------------------------------------------
Food & Drug Retailing-- 12.8%
CVS Corporation                                                 275,000                16,482,812
Safeway, Inc.a                                                  260,000                16,250,000
-------------------------------------------------------------------------------------------------
                                                                                       32,732,812
------------------------------------------------------------------------------------------------
Internet Software & Services-- 1.4%
DigitalThink, Inc.a                                              37,000                   631,313
VeriSign, Inc.a                                                  40,000                 2,967,500
-------------------------------------------------------------------------------------------------
                                                                                        3,598,813
-------------------------------------------------------------------------------------------------

                                                              Shares or                    Market
                                                       Principal Amount                     Value
                                                       ----------------                     -----
Media-- 7.3%
Clear Channel Communications, Inc.a                             125,000            $    6,054,687
Comcast Corporationa                                            300,000                12,525,000
-------------------------------------------------------------------------------------------------
                                                                                       18,579,687
-------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products-- 7.4%
Applied Materials, Inc.a                                        150,000                 5,728,125
Intel Corporation                                               200,000                 6,012,000
Maxim Integrated Products, Inc.a                                150,000                 7,171,875
-------------------------------------------------------------------------------------------------
                                                                                       18,912,000
-------------------------------------------------------------------------------------------------
Software-- 4.3%
Agile Software Corporationa                                      90,000                 4,443,750
Microsoft Corporationa                                          150,000                 6,506,250
-------------------------------------------------------------------------------------------------
                                                                                       10,950,000
-------------------------------------------------------------------------------------------------
Transportation & Logistics-- 4.3%
United Parcel Service, Inc.                                     185,000                10,880,313
-------------------------------------------------------------------------------------------------
Total Common Stocks
(cost  $197,318,556)                                                                  242,620,911
-------------------------------------------------------------------------------------------------

TIME DEPOSIT-- 3.7%
State Street Bank & Trust Company
(cost $9,396,000)        6.000%       01/02/01                9,396,000                 9,396,000
-------------------------------------------------------------------------------------------------

Total Investments-- 98.9%
(cost  $206,714,556)*                                                                 252,016,911
Other Assets Less Liabilities-- 1.1%                                                    2,903,257
-------------------------------------------------------------------------------------------------
Net Assets-- 100.0%                                                                  $254,920,168
=================================================================================================

a   Non-income producing security
b   ADR-- American Depositary Receipt
*   Aggregate cost for Federal tax purposes.  Aggregate gross  unrealized  appreciation for all securities in which there is an excess of value over tax cost and aggregate  gross  unrealized  depreciation  for all securities in which  there  is an  excess  of tax cost  over  value  were  $62,069,087  and  $16,766,732,  respectively.  Net unrealized appreciation for tax purposes is $45,302,355.

See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000

                                                                   Growth Portfolio
                                                                   ----------------
Assets
Investments, at cost                                            $       206,714,556
                                                                ===================

Investments, at value                                           $       252,016,911
Cash                                                            223
Receivables:
     Securities sold                                                      2,988,080
     Fund shares sold                                                       213,750
     Dividends and interest                                                  85,248
     Reimbursement from Adviser                                               9,975
Other Assets                                                                  3,664
                                                                -------------------
                                                                        255,317,851
                                                                -------------------

Liabilities
Payables:
     Fund shares redeemed                                                   130,403
     Advisory fees                                                          164,738
     Custody fees                                                            13,791
     Audit fees                                                              40,000
Other accrued expenses                                                       48,751
                                                                -------------------
                                                                            397,683
                                                                -------------------
Total Net Assets                                                $       254,920,168
                                                                ===================

Net Assets Consist of
Paid in capital                                                 $       205,920,927
Undistributed net investment gain (loss)                                          -
Accumulated net realized gain on investments                              3,696,886
Net unrealized appreciation of investments                               45,302,355
                                                                -------------------
Total Net Assets                                                $       254,920,168
                                                                ===================

Shares Outstanding                                                       11,702,510
                                                                ===================
Net Asset Value Per Share                                       $             21.78
                                                                ===================

See notes to financial statements

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

                                                                   Growth Portfolio
                                                                -------------------
Investment Income
Interest income                                                 $           280,462
Dividend income                                                             412,884*
                                                                -------------------
Total Income                                                                693,346
                                                                -------------------

Expenses
Investment Adviser fee                                                    2,058,351
Administration fees                                                         127,833
Custodian fees                                                               80,931
Audit fees                                                                   42,086
Transfer Agent fees                                                          31,379
Printing expenses                                                            24,180
Directors' fees                                                               4,275
Legal fees                                                                      159
Insurance and miscellaneous expenses                                          3,599
                                                                -------------------
Total expenses before waiver and reimbursement                            2,372,793
Reimbursed expenses and waived fees                                        (40,003)
                                                                -------------------
Net Expenses                                                              2,332,790
                                                                -------------------

Net Investment Loss                                                     (1,639,444)
                                                                -------------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments                                         33,260,983
Net change in unrealized appreciation of investments                   (61,163,298)
                                                                -------------------
Net Realized and Unrealized Loss on Investments                        (27,902,315)
                                                                -------------------

Net Decrease In Net Assets Resulting
     From Operations                                            $      (29,541,759)
                                                                ===================

* Net of foreign tax withholding the amount withheld in the Growth Portfolio was $3,864.

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Year ended
                                                         December 31, 2000            December 31, 1999
                                                         ----------------------------------------------
Increase In Net Assets
Operations
     Net investment loss                              $           (1,639,444)       $            (788,317)
     Net realized gain (loss)
         on investments                                           33,260,983                   (1,924,606)
     Net change in unrealized
         appreciation of investments                             (61,163,298)                  61,657,926
                                                      ---------------------------------------------------
     Net increase (decrease) in
         net assets resulting
         from operations                                         (29,541,759)                  58,945,003

Dividends and Distributions  to Shareholders
     Net realized gains                                          (26,000,047)                    (506,836)

Fund Share Transactions (Note 3)                                  71,806,748                   72,324,880
                                                      ---------------------------------------------------

Net Increase In Net Assets                                        16,264,942                  130,763,047

Net Assets
Beginning of year                                                238,655,226                  107,892,179
                                                      ---------------------------------------------------
End of year                                           $          254,920,168        $         238,655,226
                                                      ===================================================

See notes to financial statements

GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows*

                                                                Year ended December 31,
                                      2000            1999          1998           1997         1996
                                     -----------------------------------------------------------------
Net Asset Value
Beginning of period                  $26.61         $19.36          $14.75         $10.93        $8.58
                                     -----------------------------------------------------------------

Operations
Net investment loss                   (0.14)         (0.09)          (0.01)         (0.05)       (0.07)
Net realized and
    unrealized gain (loss)            (2.23)          7.40            6.38           5.13         2.42
                                      ----------------------------------------------------------------
Total from investment
   operations                         (2.37)          7.31            6.37           5.08         2.35

Dividends/Distributions to
Shareholders
Net realized gains                    (2.46)         (0.06)          (1.76)         (1.26)          -
                                      ---------------------------------------------------------------

Net Asset Value
End of period                        $21.78         $26.61          $19.36         $14.75       $10.93
                                     =================================================================

Total Return                        (9.69%)        37.79%          43.28%         46.50%         27.36%
                                    ===================================================================

Ratios and Supplemental Data
Expenses to average net assets1      0.85%          0.85%           0.85%          0.85%          1.27%
Net investment loss to
    average net assets2             (0.60%)        (0.49%)         (0.32%)        (0.39%)        (0.68%)
Portfolio turnover rate             37.76%         28.79%          34.41%         20.54%         34.58%
Net Assets, end of
    period (in thousands)           $254,920        $238,655       $107,892        $46,378       $32,238
                                    ====================================================================

*   Prior to November 1, 1996, activity represents  accumulated unit values of Transamerica  Occidental's  Separate
    Account Fund C, which have been converted to share values for presentation purposes.
1   If the Investment Adviser had not waived expenses,  the ratio of operating expenses to average net assets would have been 0.86%,  0.90%,  0.96%,  0.98% and 1.34% for the years ended December 31, 2000,  1999,  1998, 1997 and
    1996, respectively.
2   If the  Investment  Adviser had not waived  expenses,  the ratio of net  investment  loss to average net assets would have been (0.61%),  (0.55%),  (0.44%),  (0.52%) and (0.75%) for the years ended December 31, 2000,  1999,
    1998, 1997 and 1996, respectively.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Transamerica Variable Insurance Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund was established as a Maryland Corporation on June 23, 1995. One of the Fund's portfolios is the Growth Portfolio (the "Portfolio") The Portfolio's investment objective is long-term capital growth.

       The Portfolio is the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account, with a fair value of $29,567,077 and a cost basis of $15,661,836, were transferred to the Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Portfolio. This transaction was accounted for in a manner similar to a pooling of interests. Effective October 31, 1996, the net asset value of the Portfolio was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Securities
Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Portfolio's Board of Directors. Debt securities with a maturity of 60 days or less, are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements
The Portfolio may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolio purchases an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income
Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $135,051,341 and $101,133,553 respectively, for the year ended December 31, 2000.

        In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Transamerica Investment Management, LLC (the "Adviser") does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

(D) Dividends and Distributions
The Portfolio declares and distributes dividends from net investment income and net realized capital gains, if any, at least annually. Net realized capital gains, if any, are distributed at least annually. All distributions are paid in shares at net asset value.

(E) Federal Income Taxes
The Portfolio's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. On December 8, 2000 the Portfolio paid a long-term capital gain distribution of $20,736,577.

(F) Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Advisory Agreement with Transamerica Investment Management, LLC (the "Adviser"). For its services to the Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets.

       The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment research and other information and services to the Portfolio. Transamerica Investment Services, Inc. receives its fee directly from the Adviser, and receives no compensation from the Portfolio.

       The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Portfolios which exceeds 0.85% of the average daily net assets.

        No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Fund for acting as director or officer of the Fund. Each director of the Fund who is not an "interested person" (as that term is defined in the1940 Act) receives from the Fund a $500 annual fee, and $250 for each meeting of the Fund's Board attended, and is reimbursed for expenses incurred in connection with such attendance. For the year ended December 31, 2000, the Portfolio expensed fees of $4,275 to all directors who are not affiliated persons of the Adviser.

3. CAPITAL STOCK TRANSACTIONS
The Fund has one billion shares of $0.001 par value stock authorized. As of December 31, 2000, the Portfolio was authorized to issue two hundred million shares.

                                             Year ended                          Year ended
                                          December 31, 2000                   December 31, 1999
Growth Portfolio                     Shares               Amount            Shares                Amount
                                     ---------------------------            ----------------------------

Capital stock sold                 2,556,356        $ 70,255,873           4,242,531        $ 90,830,811
Capital stock issued
     upon reinvestment
     of dividends
     and distributions             1,093,353          25,999,942              22,028             506,859
Capital stock redeemed              (917,103)        (24,449,067)           (868,305)        (19,012,790)
                                    ---------------------------------------------------------------------
Net increase                       2,732,606        $ 71,806,748           3,396,254        $ 72,324,880
                                   ---------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS To The Shareholders and Board of Directors of Transamerica Variable Insurance Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Growth Portfolio (one of the portfolios constituting the Transamerica Variable Insurance Fund, Inc.) (the “Fund”) as of December 31, 2000, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. as of December 31, 2000, and the results of its operations in the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

[GRAPHIC OMITTED]
Los Angeles, California
February 9, 2001

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO

MONEY MARKET PORTFOLIO

ANNUAL REPORT
YEAR ENDING
DECEMBER 31, 2000

Directors
Gary U. Rolle       Chairman
Dr. James H. Garrity
Peter J. Sodini
Jon C. Strauss

Officers

Gary U. Rolle'              President
William T. Miller          Treasurer and Assistant Secretary
Regina M. Fink            Secretary
Thomas M. Adams      Assistant Secretary

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors

Ernst & Young LLP
725 South Figueroa Street
Los Angeles, California 90017

Investment Adviser

Transamerica Investment Management, LLC
1150 South Olive Street
Los Angeles, CA 90015

This report must be accompanied or preceded by a current fund propectus.

[GRAPHIC OMITTED]
MANAGERS COMMENTS - GROWTH PORTFOLIO
December 31, 2000

TRANSAMERICA VIF Growth Portfolio
Portfolio Manager: Jeffrey S. Van Harte
Fund Performance

The year 2000 was disappointing as common stock returns finished in negative territory for the first time since 1990. The Transamerica VIF Growth Portfolio finished the year down -9.69% while the S&P 500 finished with a -9.10% return. Although not by much, 2000 was the first year in nine years that the Growth Portfolio lagged the S&P 500. However, the Portfolio’s long-term investment track record remains stellar. For the 10-year period ended December 31, 2000, the Portfolio returned an average annual rate of 26.96% versus 17.46% for the S&P 500. According to Lipper Analytical Services, Inc., the Portfolio once again had the highest return for the 10-year period, among 176 funds in the “All-Funds” category.

Portfolio Manager Comments

As the year 2000 progressed, it became quite clear that the Federal Reserve’s six straight interest rate increases would ultimately impact the economy. The Fed’s stance combined with a decline in NASDAQ and dot.com stocks was simply too much for the equity markets to bear. By mid-year, weakness in technology spending began to surface in the desktop computer market, eventually spreading to the rest of the technology and telecommunication sectors. In addition, economic weakness in basic industry groups like chemical, steel, and autos also began to emerge.

Although the Growth Portfolio made significant sales in technology stocks this year, it was still impacted by the decline in the NASDAQ. The Portfolio shifted away from its heavy weighting in technology and incrementally added to its position in financial services as well as cable and satellite TV. We believe that cable and satellite TV industries are entering an age in which the availability of new digital services and fast cable modems for the desktop computer will result in opportunities for growth. Comcast and Cox Communications are well positioned in the cable TV industry and Hughes Electronics (General Motors) through its subsidiary, Direct TV, is well positioned in satellite TV.

Portfolio Asset Mix
Common Stock                        95.2%
Cash and Cash Equivalents        4.8%

Going Forward

Looking forward, we are optimistic. Valuation levels have come down to more reasonable levels. Significant stimulus in both fiscal and monetary policy should improve economic and market psychology as the new administration moves to cut taxes and the Fed moves to lower interest rates. We also believe our long-term outlook for low inflation and high productivity and growth remains intact. Technological innovation will continue to drive productivity increases and high returns on capital.

Thank you for your continued investment in the Transamerica VIF Growth Portfolio.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN TRANSAMERICA VIF GROWTH PORTFOLIO WITH THE S&P 500 INDEX*

[GRAPHIC OMITTED]

Average Annual Total Return
As of December 31, 2000                  One Year       Three Year         Five Year         Ten Year
                                         ------------------------------------------------------------
Growth Portfolio                           -9.69%           21.26%            27.26%           26.96%
S&P 500 Index                              -9.10%           12.26%            18.33%           17.46%

Growth Portfolio ($97,097 at 12/31/00)
S&P 500 Index ($48,433 at 12/31/00)

*   Hypothetical  illustration  of $10,000  invested on December 31, 1989,  assuming  reinvestment of dividends and capital gains at net asset value through December 31, 2000.
    The Standard & Poor's 500 Composite Stock Price Index ("S&P 500") consists of 500 widely held,  publicly traded common  stocks.  The S&P 500 Index does not  reflect  any  commissions  or fees which  would be  incurred by an investor purchasing the securities it represents.
    The Portfolio is only available through the purchase of variable insurance products.  The performance data does not reflect the additional  charges  associated  with such products.  Application of these charges would reduce the performance of the Portfolio.  Variable  products pose investment  risks,  including loss of capital.  Past performance is not predictive of future performance.
    The  performance  of the Growth  Portfolio  prior to November 1, 1996, is the  performance  of its  predecessor
    Transamerica  Occidental's  Separate  Account Fund C  recalculated  to reflect the current fees and expenses of the Growth  Portfolio.  If the Investment  Adviser had not waived fees, the returns of the Portfolio would have been lower.

See notes to financial statements

GROWTH PORTFOLIO - SCHEDULE OF INVESTMENTS
December 31, 2000
                                                                 Shares              Market Value
                                                                 ------              ------------
COMMON STOCKS-- 95.2%
Banks-- 5.0%
Northern Trust Corporation                                      155,000               $12,642,188
-------------------------------------------------------------------------------------------------
Chemicals-- 0.7%
Symyx Technologiesa                                              50,000                 1,800,000
-------------------------------------------------------------------------------------------------
Commercial Services & Supplies-- 10.3%
First Data Corporation                                          300,000                15,806,250
Sodexho Marriott Services, Inc.                                 475,000                10,509,375
-------------------------------------------------------------------------------------------------
                                                                                       26,315,625
-------------------------------------------------------------------------------------------------
Communications Equipment-- 9.2%
3Com Corporation                                                260,000                 2,210,000
General Motors Corporation, Class Ha                            210,000                 4,830,000
QUALCOMM, Inc.a                                                 150,000                12,328,125
RF Micro Devices, Inc.a                                         150,000                 4,115,625
-------------------------------------------------------------------------------------------------
                                                                                       23,483,750
-------------------------------------------------------------------------------------------------
Computers & Peripherals-- 6.9%
Dell Computer Corporationa                                      250,000                 4,359,375
EMC Corporation a                                               200,000                13,300,000
-------------------------------------------------------------------------------------------------
                                                                                       17,659,375
-------------------------------------------------------------------------------------------------
Containers & Packaging-- 2.7%
Sealed Air Corporationa                                         225,000                 6,862,500
-------------------------------------------------------------------------------------------------
Diversified Financials-- 8.3%
American Express Company                                        150,000                 8,240,625
Charles Schwab Corporation                                      452,107                12,828,536
-------------------------------------------------------------------------------------------------
                                                                                       21,069,161
-------------------------------------------------------------------------------------------------
Diversified Telecommunications Services-- 8.2%
Cox Communications, Inc., Class Aa                              150,000                 6,984,375
Qwest Communications International, Inc.a                       250,000                10,250,000
Vodafone Group PLC ADRb                                         100,000                 3,581,250
-------------------------------------------------------------------------------------------------
                                                                                       20,815,625
-------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments-- 6.4%
Agilent Technologies, Inc.a                                     130,000                 7,117,500
Palm, Inc.a                                                     325,000                 9,201,562
-------------------------------------------------------------------------------------------------
                                                                                       16,319,062
-------------------------------------------------------------------------------------------------
Food & Drug Retailing-- 12.8%
CVS Corporation                                                 275,000                16,482,812
Safeway, Inc.a                                                  260,000                16,250,000
-------------------------------------------------------------------------------------------------
                                                                                       32,732,812
-------------------------------------------------------------------------------------------------
Internet Software & Services-- 1.4%
DigitalThink, Inc.a                                              37,000                   631,313
VeriSign, Inc.a                                                  40,000                 2,967,500
-------------------------------------------------------------------------------------------------
                                                                                        3,598,813
-------------------------------------------------------------------------------------------------

                                                              Shares or                    Market
                                                       Principal Amount                     Value
                                                       ----------------                     -----
Media-- 7.3%
Clear Channel Communications, Inc.a                             125,000            $    6,054,687
Comcast Corporationa                                            300,000                12,525,000
-------------------------------------------------------------------------------------------------
                                                                                       18,579,687
-------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products-- 7.4%
Applied Materials, Inc.a                                        150,000                 5,728,125
Intel Corporation                                               200,000                 6,012,000
Maxim Integrated Products, Inc.a                                150,000                 7,171,875
-------------------------------------------------------------------------------------------------
                                                                                       18,912,000
-------------------------------------------------------------------------------------------------
Software-- 4.3%
Agile Software Corporationa                                      90,000                 4,443,750
Microsoft Corporationa                                          150,000                 6,506,250
-------------------------------------------------------------------------------------------------
                                                                                       10,950,000
-------------------------------------------------------------------------------------------------
Transportation & Logistics-- 4.3%
United Parcel Service, Inc.                                     185,000                10,880,313
-------------------------------------------------------------------------------------------------
Total Common Stocks
(cost  $197,318,556)                                                                  242,620,911
-------------------------------------------------------------------------------------------------
TIME DEPOSIT-- 3.7%
State Street Bank & Trust Company
(cost $9,396,000)        6.000%        01/02/01             $ 9,396,000                 9,396,000
-------------------------------------------------------------------------------------------------
Total Investments-- 98.9%
(cost  $206,714,556)*                                                                 252,016,911
Other Assets Less Liabilities-- 1.1%                                                    2,903,257
-------------------------------------------------------------------------------------------------
Net Assets-- 100.0%                                                                  $254,920,168
=================================================================================================

a   Non-income producing security
b   ADR-- American Depositary Receipt
*   Aggregate cost for Federal tax purposes.  Aggregate gross  unrealized  appreciation for all securities in which there is an excess of value over tax cost and aggregate  gross  unrealized  depreciation  for all securities in which  there  is an  excess  of tax cost  over  value  were  $62,069,087  and  $16,766,732,  respectively.  Net unrealized appreciation for tax purposes is $45,302,355.

See notes to financial statements
MANAGERS COMMENTS - MONEY MARKET PORTFOLIO
December 31, 2000

TRANSAMERICA VIF Money Market Portfolio
Portfolio Manager: Edward S. Han

Fund Performance

The Transamerica VIF Money Market Portfolio’s return for the year-ended December 31, 2000 was 5.91% compared to 5.79% for the iMoneyNet Fund Report. As of December 31, 2000, the seven-day current and effective yields were 6.04% and 6.22%, respectively. The Portfolio’s average annual total return since inception in January 1998 through December 31, 2000 was 5.16% versus 5.11% for the iMoneyNet benchmark.

Portfolio Manager Comments

The Portfolio’s objective is to provide a high level of current income consistent with liquidity and the preservation of capital. The Portfolio continued to perform well in a changing economic environment. The first half of 2000 exhibited strong economic growth and increasing inflation risks. Higher risk of rising inflation was a factor in motivating the Federal Reserve to increase the federal funds rate in an effort to slow down the economy. The impact of these rate increases was noticeable in the second half of the year, particularly in the fourth quarter, as evidenced by weak retail sales, a reduction in manufacturing production and outlook, and lower consumer confidence. Within this changing outlook for the economy, the Portfolio’s maturity structure was actively managed to generate superior returns for investors.

Portfolio Asset Mix
     Commercial Paper - Domestic                           79.0%
     Commercial Paper - Foreign                             1.8%
     Cash and Cash Equivalent                              19.2%
Going Forward

We expect the Federal Reserve to remain vigilant for signs of further economic slowing, and to aggressively reduce the federal funds rate. As a result, economic growth in the first half of 2001 is expected to be moderate, followed by stronger growth in the second half aided by lower interest rates and fiscal stimulus. We will continue to invest in high quality companies and the Portfolio will be managed to maximize safety, liquidity, and yield.

Thank you for your continued investment in the Transamerica VIF Money Market Portfolio.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN TRANSAMERICA VIF MONEY MARKET PORTFOLIO WITH THE iMONEYNET FUND REPORT* [GRAPHIC OMITTED]
*	Hypothetical illustration of $10,000 invested at inception (January 2, 1998), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2000. The seven-day current yield as of December 31, 2000 was 6.04%.

iMoneyNet (formerly IBC’s Money Fund ReportTM) – All Taxable, First Tier is a composite of taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

An investment in the Portfolio is neither insured nor guaranteed by the FDIC or any other U.S. government agency. Although the Portfolio seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Portfolio is only available through the purchase of variable insurance products. The performance data does not reflect the additional charges associated with such products. Application of these charges would reduce the performance of the Portfolio. Variable products pose investment risks, including loss of capital. Past performance is not predictive of future performance.

If the Investment Adviser had not waived fees and reimbursed expenses, the returns of the Portfolio would have been lower. See notes to financial statements
MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
December 31, 2000                                    Principal             Amortized
                                                        Amount                  Cost
                                                        ------                  ----

COMMERCIAL PAPER - DOMESTIC-- 79.0%
Beverages-- 3.1%
Coca Cola Company
              6.500%          01/16/01               $ 500,000             $ 498,646
              6.340%          02/27/01                 260,000               257,390
------------------------------------------------------------------------------------
                                                                             756,036
------------------------------------------------------------------------------------
Commercial Financial Services-- 15.7%
Assets Securitization Cooperative Corporation
              6.580%          01/03/01                 250,000               249,909
              6.500%          02/14/01                 675,000               669,637
Associates Corporation of North America
              6.540%          01/10/01                 550,000               549,101
              6.530%          01/24/01                 300,000               298,748
General Electric Capital Corporation
              6.520%          01/11/01                 300,000               299,457
              6.570%          01/11/01                 100,000                99,817
              6.650%          01/17/01                 400,000               398,818
John Deere Capital Corporation
              6.500%          02/23/01                 400,000               396,172
              6.320%          03/12/01                 400,000               395,085
Unilever Capital Corporation
              6.500%          01/19/01                 500,000               498,375
------------------------------------------------------------------------------------
                                                                           3,855,119
------------------------------------------------------------------------------------
Commercial Services & Supplies-- 3.3%
R.R. Donnelley & Sons Company
              6.480%          01/25/01                 500,000               497,840
              6.520%          01/29/01                 310,000               308,428
------------------------------------------------------------------------------------
                                                                             806,268
------------------------------------------------------------------------------------
Consumer Financial Services-- 4.9%
Ford Motor Credit Company
              6.460%          01/04/01                 700,000               699,623
Motorola Credit Corporation
              6.500%          02/22/01                 500,000               495,306
------------------------------------------------------------------------------------
                                                                           1,194,929
------------------------------------------------------------------------------------
Diversified Financials-- 7.8%
Goldman Sachs Group LP
              6.420%          02/12/01                 445,000               441,667
              6.030%          05/11/01                 500,000               489,113
Merrill Lynch & Company, Inc.
              6.540%          01/18/01                 440,000               438,641
              6.530%          01/23/01                 550,000               547,805
------------------------------------------------------------------------------------
                                                                           1,917,226
------------------------------------------------------------------------------------

                                                     Principal             Amortized
                                                        Amount                  Cost
                                                        ------                  ----
Diversified Telecommunications Services-- 6.7%
AT&T Corporation
              6.500%          01/02/01           $     600,000         $     599,891
              6.520%          01/08/01                 400,000               399,493
BellSouth Telecommunications, Inc.
              6.500%          01/12/01                 450,000               449,106
              6.500%          02/02/01                 200,000               198,845
------------------------------------------------------------------------------------
                                                                           1,647,335
------------------------------------------------------------------------------------
Drugs & Health Care-- 3.4%
Merck & Company, Inc.
              6.530%          01/26/01                 850,000               846,145
------------------------------------------------------------------------------------
Electric Utilities-- 4.1%
Duke Energy Corporation
              6.500%          01/02/01               1,000,000               999,819
------------------------------------------------------------------------------------
Electrical Equipment-- 1.6%
Emerson Electric Company
              6.520%          01/22/01                 400,000               398,479
------------------------------------------------------------------------------------
Financial Services-- 13.9%
Ciesco LP
              6.550%          01/09/01                 400,000               399,418
              6.570%          01/11/01                 450,000               449,178
Corporate Asset Funding Corporation
              6.560%          01/05/01                 275,000               274,800
              6.500%          02/05/01                 350,000               347,788
              6.380%          02/16/01                 375,000               371,943
Delaware Funding Corporation
              6.450%          02/20/01                 345,000               341,909
              6.430%          02/26/01                 250,000               247,500
Receivables Capital Corporation
              6.590%          01/30/01                 500,000               497,346
              6.590%          01/31/01                 500,000               497,254
------------------------------------------------------------------------------------
                                                                           3,427,136
------------------------------------------------------------------------------------
Food Products-- 5.3%
H.J. Heinz Company
              6.500%          02/06/01                 300,000               298,050
Hershey Foods Corporation
              6.250%          01/02/01               1,000,000               999,826
------------------------------------------------------------------------------------
                                                                           1,297,876
------------------------------------------------------------------------------------
Industrial Conglomerates-- 3.6%
Minnesota Mining & Manufacturing Company
              6.400%          02/07/01                 330,000               327,829
              6.450%          02/13/01                 575,000               570,570
------------------------------------------------------------------------------------
                                                                             898,399
------------------------------------------------------------------------------------

                                                     Principal             Amortized
                                                        Amount                  Cost
                                                        ------                  ----
Insurance-- 1.2%
AIG Funding, Inc.
              6.400%          02/01/01            $    300,000          $    298,347
------------------------------------------------------------------------------------
Leisure Equipment & Products-- 1.2%
Eastman Kodak Company
              6.520%          02/09/01                 300,000               297,881
------------------------------------------------------------------------------------
Media-- 2.0%
The Walt Disney Company
              6.400%          02/16/01                 100,000                99,182
              6.000%          04/12/01                 400,000               393,267
------------------------------------------------------------------------------------
                                                                             492,449
------------------------------------------------------------------------------------
Telecommunications Services-- 1.2%
British Telecommunications PLC
              6.670%          01/03/01                 300,000               299,889
------------------------------------------------------------------------------------
Total Commercial Paper-- Domestic
(amortized cost  $19,433,333)                                             19,433,333
------------------------------------------------------------------------------------
COMMERCIAL PAPER - FOREIGN-- 1.8%
Banks-- 1.8%
Canadian Imperial Holdings, Inc.
(amortized cost $450,000)
              6.620%          01/02/01                 450,000               450,000
------------------------------------------------------------------------------------
TIME DEPOSIT-- 0.4%
State Street Bank & Trust Company
(amortized cost $104,000)
              6.000%          01/02/01                 104,000               104,000
------------------------------------------------------------------------------------
Total Investments-- 81.2%
(amortized cost  $19,987,333)                                             19,987,333
Other Assets Less Liabilities-- 18.8%                4,621,441
--------------------------------------------------------------
Net Assets-- 100%                                  $24,608,774
==============================================================

See notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000

                                                                 Growth              Money Market
                                                              Portfolio                 Portfolio
                                                              ---------                 ---------
Assets
Investments, at cost                                       $206,714,556               $19,987,333
                                                           --------------------------------------

Investments, at value                                      $252,016,911               $19,987,333
Cash     223                                                        983
Receivables:
     Securities sold                                          2,988,080                         -
     Fund shares sold                                           213,750                 4,658,410
     Dividends and interest                                      85,248                     6,672
     Reimbursement from Adviser                                   9,975                     6,931
Other Assets                                                      3,664                       193
                                                                  -------------------------------
                                                            255,317,851                24,660,522
                                                            -------------------------------------

Liabilities
Payables:
     Fund shares redeemed                                       130,403                    17,371
     Advisory fees                                              164,738                     6,118
     Custody fees                                                13,791                    10,307
     Audit fees                                                  40,000                     3,000
Other accrued expenses                                           48,751                    14,952
                                                                 --------------------------------
                                                                397,683                    51,748
                                                                ---------------------------------
Total Net Assets                                           $254,920,168               $24,608,774
                                                           ======================================

Net Assets Consist of
Paid in capital                                            $205,920,927               $24,608,774
Undistributed net investment gain (loss)                              -                         -
Accumulated net realized gain on investments                  3,696,886                         -
Net unrealized appreciation of investments                   45,302,355                         -
                                                             ------------------------------------
Total Net Assets                                           $254,920,168               $24,608,774
                                                           ======================================

Shares Outstanding                                           11,702,510                24,608,774
                                                             ------------------------------------
Net Asset Value Per Share                                        $21.78                     $1.00
                                                                 ================================

See notes to financial statements

STATEMENTS OF OPERATIONS
For the year ended December 31, 2000

                                                                Growth               Money Market
                                                              Portfolio                 Portfolio
                                                              ---------                 ---------
Investment Income
Interest income                                                $280,462                $1,151,458
Dividend income                                                 412,884*                        -
                                                                ---------------------------------
Total Income                                                    693,346                 1,151,458
                                                                ---------------------------------

Expenses
Investment Adviser fee                                        2,058,351                    63,267
Administration fees                                             127,833                    50,003
Custodian fees                                                   80,931                    67,157
Audit fees                                                       42,086                     3,130
Transfer Agent fees                                              31,379                    23,999
Printing expenses                                                24,180                     1,134
Directors' fees                                                   4,275                       298
Legal fees                                                          159                        33
Insurance and miscellaneous expenses                              3,599                       806
                                                                  -------------------------------
Total expenses before waiver
    and reimbursement                                         2,372,793                   209,827
Reimbursed expenses and waived fees                            (40,003)                 (101,346)
                                                               ----------------------------------
Net Expenses                                                  2,332,790                   108,481
                                                              -----------------------------------

Net Investment Income (Loss)                                (1,639,444)                 1,042,977
                                                            -------------------------------------

Net Realized and Unrealized
    Gain (Loss) on Investments
Net realized gain on investments                             33,260,983                         -
Net change in unrealized
    appreciation of investments                            (61,163,298)                         -
                                                           --------------------------------------
Net Realized and Unrealized
   Gain (Loss) on Investments                              (27,902,315)                         -
                                                           --------------------------------------

Net Increase (Decrease) In Net Assets
    Resulting From Operations                             $(29,541,759)                $1,042,977
                                                          ---------------------------------------

* Net of foreign tax withholding the amount withheld in the Growth Portfolio was $3,864.
See notes to financial statements

GROWTH PORTFOLIO - STATEMENTS OF CHANGES IN NET ASSETS
                                                                    Year ended
                                                      December 31, 2000         December 31, 1999
                                                      -----------------         -----------------
Increase In Net Assets
Operations
     Net investment loss                                 $(1,639,444)                  $(788,317)
     Net realized gain (loss) on investments                 33,260,983               (1,924,606)
     Net change in unrealized
         appreciation of investments                       (61,163,298)                61,657,926
                                                           --------------------------------------
     Net increase (decrease) in
         net assets resulting from operations              (29,541,759)                58,945,003

Dividends and Distributions to Shareholders
         Net realized gains                                (26,000,047)                 (506,836)

Fund Share Transactions (Note 3)                             71,806,748                72,324,880
                                                             ------------------------------------

Net Increase In Net Assets                                   16,264,942               130,763,047

Net Assets
Beginning of year                                           238,655,226               107,892,179
                                                            -------------------------------------
End of year                                                $254,920,168              $238,655,226
                                                           ======================================

See notes to financial statements

MONEY MARKET PORTFOLIO - STATEMENTS OF CHANGES IN NET ASSETS
                                                             Year ended                Year ended
                                                      December 31, 2000         December 31, 1999
                                                      -----------------         -----------------
Increase In Net Assets
Operations
     Net investment income                                   $1,042,977                  $547,228
     Net realized gain (loss) on investments                          -                         -
     Net change in unrealized appreciation
          (depreciation) of investments                               -                         -
                                                       ------------------------------------------
     Net increase in net assets
         resulting from operations                            1,042,977                   547,228

Dividends and Distributions to Shareholders
Net investment income                                       (1,042,977)                 (547,228)

Fund Share Transactions (Note 3)                              7,129,971                10,675,749
                                                          ---------------------------------------

Net Increase In Net Assets                                    7,129,971                10,675,749

Net Assets
Beginning of year                                            17,478,803                 6,803,054
                                                           --------------------------------------
End of year                                                 $24,608,774               $17,478,803
                                                            =====================================

See notes to financial statements

GROWTH PORTFOLIO - FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows*

                            Year ended December 31,
                                         2000            1999             1998           1997           1996
                                         -------------------------------------------------------------------
Net Asset Value
Beginning of period                    $26.61          $19.36           $14.75        $10.93           $8.58
                                       ---------------------------------------------------------------------

Operations
Net investment loss                     (0.14)          (0.09)           (0.01)        (0.05)          (0.07)
Net realized and
    unrealized gain (loss)              (2.23)           7.40             6.38          5.13            2.42
                                        --------------------------------------------------------------------
Total from investment
    operations                          (2.37)           7.31             6.37          5.08            2.35

Dividends/Distributions to Shareholders
Net realized gains                      (2.46)          (0.06)           (1.76)        (1.26)           -
                                        -----------------------------------------------------------------

Net Asset Value
End of period                          $21.78          $26.61           $19.36        $14.75          $10.93
                                       =====================================================================

Total Return                          (9.69%)        37.79%            43.28%         46.50%         27.36%
                                      =====================================================================

Ratios and Supplemental Data
Expenses to average
     net assets1                       0.85%          0.85%             0.85%          0.85%          1.27%
Net investment loss to
     average net assets2              (0.60%)        (0.49%)           (0.32%)        (0.39%)        (0.68%)
Portfolio turnover rate               37.76%         28.79%            34.41%         20.54%         34.58%
Net Assets, end of period
    (in thousands)                     $254,920       $238,655          $107,892      $46,378        $32,238
                                       ---------------------------------------------------------------------

*   Prior to November 1, 1996, activity represents  accumulated unit values of Transamerica  Occidental's  Separate
    Account Fund C, which have been converted to share values for      presentation purposes.
1   If the Investment Adviser had not waived expenses,  the ratio of operating expenses to average net assets would have been 0.86%,  0.90%,  0.96%,  0.98% and 1.34% for the years ended December 31, 2000,  1999,  1998, 1997 and
    1996, respectively.
2   If the  Investment  Adviser had not waived  expenses,  the ratio of net  investment  loss to average net assets would have been (0.61%),  (0.55%),  (0.44%),  (0.52%) and (0.75%) for the years ended December 31, 2000,  1999,
    1998, 1997 and 1996, respectively.

See notes to financial statements

MONEY MARKET PORTFOLIO - FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows

                                           Year ended                 Year ended            Period ended
                                    December 31, 2000          December 31, 1999       December 31, 1998*
                                    -----------------          -----------------       -----------------
Net Asset Value
Beginning of period                             $1.00                      $1.00                   $1.00
                                                --------------------------------------------------------

Operations
Net investment income                            0.06                       0.05                    0.05

Dividends/Distributions to Shareholders
Net investment income                          (0.06)                     (0.05)                  (0.05)
                                               ---------------------------------------------------------

Net Asset Value
End of period                                   $1.00                      $1.00                   $1.00
                                                --------------------------------------------------------

Total Return                                    5.91%                      4.62%                   4.93%a
                                                --------------------------------------------------------

Ratios and Supplemental Data
Expenses to average net assets1                 0.60%                      0.60%                   0.60%3
Net investment income to
    average net assets2                         5.77%                      4.59%                   4.81%3
Net Assets, end of period
     (in thousands)                           $24,609                    $17,479                  $6,803
                                              ==========================================================

*   The Portfolio commenced operations on January 2, 1998.
a   Total return is not annualized for periods less than one year.
1   If the Investment Adviser had not waived expenses,  the ratio of operating expenses to average net assets would have been 1.16%, 1.39% and 3.03% for the periods ended December 31, 2000, 1999 and 1998, respectively.
2   If the Investment  Adviser had not waived  expenses,  the ratio of net investment  income to average net assets would have been 5.21%, 3.79% and 2.38% for the periods ended December 31, 2000, 1999 and 1998, respectively.
3   Annualized.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transamerica Variable Insurance Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund was established as a Maryland Corporation on June 23,
1995.  The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market
Portfolio (the "Portfolios").  The Growth Portfolio's investment objective is long-term capital growth and the
Money Market Portfolio's investment objective is to maximize current income.
     The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C (the "Separate
Account") which was organized as an open-end diversified management investment company.  On November 1, 1996, all investments held by the Separate Account, with a fair value of $29,567,077 and a cost basis of $15,661,836, were transferred to the Growth Portfolio of the Fund.  In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Growth Portfolio.  This transaction was accounted for in a manner similar to a pooling of interests.  Effective October 31, 1996, the net asset value of the Growth
Portfolio was re-priced at $10 per unit.  All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change.  The Money Market Portfolio commenced operations on January 2, 1998.
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities
Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Fund's Board of Directors.  Debt securities with a maturity of 60 days or less, and all investments in the Money Market Portfolio are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements
The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers.  A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price.  If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the
Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income
Securities transactions are recorded on the trade date.  Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes.  The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $135,051,341 and $101,133,553 respectively, for the year ended December 31, 2000.

     In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000.  Transamerica Investment
Management, LLC (the "Adviser") does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

(D) Dividends and Distributions
The Growth Portfolio declares and distributes dividends from net investment income and net realized capital gains, if any, at least annually.  The Money Market Portfolio declares dividends daily and pays such dividends monthly.  Net realized capital gains, if any, are distributed at least annually.  All distributions are paid in shares of the relevant Portfolio at net asset value.

(E) Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.  On December 8, 2000 the Growth Portfolio paid a long-term capital gain distribution of $20,736,577.

(F) Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER
TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Advisory Agreement with Transamerica Investment Management, LLC (the
"Adviser").  For its services to the Growth Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio.  For its services to the Money Market Portfolio, the Adviser receives an annual advisory fee of 0.35% of the average daily net assets of the Portfolio.
The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica
Corporation to provide investment research and other information and services to the Portfolios.  Transamerica
Investment Services, Inc. receives its fee directly from the Adviser, and receives no compensation from the
Portfolios.
     The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Growth and Money Market Portfolios which exceed
0.85% and 0.60%, respectively, of the average daily net assets of the Portfolios.
     No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Fund for acting as director or officer of the Company.  Each director of the Fund who is not an "interested person" (as that term is defined in the1940 Act) receives from the Funds a $500 annual fee, and $250 for each meeting of the Fund's Board attended, and is reimbursed for expenses incurred in connection with such attendance.  For the year ended December 31, 2000, the Funds expensed aggregate fees of $4,573 to all directors who are not affiliated persons of the Adviser.

3. CAPITAL STOCK TRANSACTIONS
The Fund has one billion shares of $0.001 par value stock authorized.  As of December 31, 2000, the Growth
Portfolio was authorized to issue two hundred million shares.

                                                   Year ended                           Year ended
                                                December 31, 2000                    December 31, 1999
Growth Portfolio                             Shares              Amount          Shares            Amount
                                             --------------------------          ------------------------
Capital stock sold                        2,556,356         $70,255,873       4,242,531        $90,830,811
Capital stock issued upon
     reinvestment of dividends
     and distributions                    1,093,353          25,999,942          22,028            506,859
Capital stock redeemed                     (917,103)        (24,449,067)       (868,305)       (19,012,790)
                                           ----------------------------------------------------------------
Net increase                              2,732,606         $71,806,748       3,396,254        $72,324,880
                                          ----------------------------------------------------------------

As of December 31, 2000, the Money Market Portfolio was authorized to issue two hundred million shares.
                                          Year ended                                Period ended
                                        December 31, 2000                         December 31, 1999
Money Market Portfolio                Shares              Amount              Shares                Amount
                                      --------------------------              ----------------------------
Capital stock sold               252,935,257        $252,935,257         149,428,213          $149,428,213
Capital stock issued
     upon reinvestment
     of dividends
     and distributions             1,042,913           1,042,913             547,242               547,242
Capital stock redeemed          (246,848,199)       (246,848,199)       (139,299,706)         (139,299,706)
                                ---------------------------------------------------------------------------
Net increase                       7,129,971       $   7,129,971          10,675,749         $  10,675,749
                              ----------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To The Shareholders and Board of Directors
of Transamerica Variable Insurance Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Transamerica Variable Insurance Fund, Inc. (comprising respectively, the Growth Portfolio and Money Market Portfolio) (the “Funds”) as of December 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Transamerica Variable Insurance Fund, Inc. as of December 31, 2000, and the results of their operations, the changes in their net assets and their financial highlights for each of the fiscal periods indicated therein, in conformity with accounting principles generally accepted in the United States.

[GRAPHIC OMITTED]
Los Angeles, California
February 9, 2001